FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 28: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2022 £m	2021 £m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	5,159	6,537
Other	19	4
	5,178	6,541
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	11,037	14,962
Short positions in securities	1,540	1,620
	12,577	16,582
Total financial liabilities at fair value through profit or loss	17,755	23,123
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2022 was £11,195 million, which was £6,036 million higher than the balance sheet carrying value (2021: £10,558 million, which was £4,021 million higher than the balance sheet carrying value). At 31 December 2022 there was a cumulative £324 million decrease in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount, a decrease of £519 million arose in 2022 and an increase of £86 million arose in 2021.
For the fair value of collateral pledged in respect of repurchase agreements see note 52.
In addition to the liabilities above, the Group’s non-participating investment contracts (see note 33) are held at fair value through profit or loss.